INTANGIBLE - Changes in intangible assets with determined useful life (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 5,709,964	R$ 6,557,009
Additions	11,836	161,779
Amortization	250,523	1,008,824
Closing Balance	5,471,277	5,709,964
Cost
Changes in intangible assets other than goodwill [abstract]
Opening Balance	12,540,497
Closing Balance	12,552,386	12,540,497
Amortization
Changes in intangible assets other than goodwill [abstract]
Opening Balance	(6,830,533)
Closing Balance	R$ (7,081,109)	(6,830,533)
Non-competition agreements
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	5.00%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 4,508
Closing Balance	R$ 4,430	4,508
Port concessions
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	3.94%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 632,253
Closing Balance	R$ 644,282	632,253
Supplier agreements
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	12.66%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 25,925
Closing Balance	R$ 22,221	25,925
Port service contracts
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	4.23%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 520,459
Closing Balance	R$ 513,119	520,459
Cultivars
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	14.28%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 20,391
Closing Balance	R$ 15,293	20,391
Trademarks and patents
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	8.35%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 170,306
Closing Balance	R$ 166,419	170,306
Customer portfolio
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	9.09%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 4,104,900
Closing Balance	R$ 3,899,654	4,104,900
Supplier agreements
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	17.64%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 295
Closing Balance	R$ 232	295
Software
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	20.80%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 201,476
Closing Balance	R$ 193,822	201,476
Other
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	10.00%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 29,451
Closing Balance	R$ 11,805	R$ 29,451